Long-term Debt	6 Months Ended
Jun. 30, 2026
Long-term Debt [Abstract]
Long-term Debt
7.
Long-term debt
The
amount of
long-term debt
shown in
the
accompanying consolidated
balance sheets
is
analyzed as
follows:
June 30, 2026 December 31, 2025
Senior unsecured bond 175,000 175,000
Secured long-term debt 328,116 354,189
Total long-term
debt
$ 503,116 $ 529,189
Less: Deferred financing costs
(5,434) (6,380)
Long-term debt, net of deferred financing costs $ 497,682 $ 522,809
Less: Current long-term debt, net of deferred financing
costs,
current (88,670) (50,281)
Long-term debt, excluding current portion and deferred
financing costs
$ 409,012 $ 472,528
8.75% Senior Unsecured Bond
:
In 2024,
the Company
issued a
$
175,000
senior unsecured
bond maturing in
July 2029
bearing a
fixed-
rate coupon of 8.75
% payable semi-annually in
arrears in January and
July of each
year. Proceeds
from
the bond
were used
to prepay
the balance
of the
then outstanding
bond and
for general
working capital
purposes.
The bond
is
callable in
whole or
in
part in
July 2027
at
a price
equal to
103.50
%
of nominal
value;
in January
2028 at
a price
equal to
102.625
%
of
nominal value;
in
July 2028
at
a price
equal to
101.75
% and after January 2029 at
a price equal to
100.00
% of nominal value. The bond
ranks ahead of
subordinated
capital
and
ranks
the
same
with
all
other
senior
unsecured
obligations
of
the
Company
other
than
obligations
which
are
mandatorily
preferred
by
law.
The
bond
includes
financial
and
other
covenants and is trading on the Oslo Stock Exchange under the ticker symbol
“DIASH03”.
Secured Term Loans:
Under
the
secured term
loans
outstanding as
of June
30,
2026,
31
vessels of
the
Company’s
fleet
are
mortgaged
with
first
preferred
or
priority
ship
mortgages,
having
an
aggregate
carrying
value
of
$ 606,341
.
Additional
securities
required
by
the
banks
include
first
priority
assignment
of
all
earnings,
insurances,
first
assignment
of
time
charter
contracts
that
exceed
a
certain
period,
pledge
over
the
shares
of
the
borrowers,
manager’s
undertaking
and
subordination
and
requisition
compensation
and
either
a
corporate
guarantee
by
DSI
(the
“Guarantor”)
or
a
guarantee
by
the
ship
owning
companies
(where applicable), financial covenants, as well as operating account assignments. The lenders may also require
additional
security
in
the
future
in
the
event
the
borrowers
breach
certain
covenants
under
the
loan
agreements.
The
secured
term
loans
generally
include
restrictions
as
to
changes
in
management
and ownership
of the
vessels, additional
indebtedness, as
well as
minimum requirements
regarding hull
cover ratio and minimum liquidity per vessel owned by the borrowers, or the Guarantor, maintained in the
bank accounts of the borrowers, or the Guarantor.
As
of
June 30,
2026 and
December 31,
2025 minimum
cash deposits
required to
be maintained
at
all
times
under
the
Company’s
loan
facilities,
amounted
to
$
18,000
and
$
18,000
,
respectively
and
are
included in
restricted cash,
non-current in
the accompanying
consolidated balance
sheets. Furthermore,
the secured term loans
contain cross default provisions and
additionally the Company is
not permitted to
pay
any
dividends
following
the
occurrence
of
an
event
of
default.
All
of
the
Company’s
secured
term
loans bear interest at SOFR plus a margin.
As of
June 30, 2026,
the Company had
the following agreements
with banks, either
as a
borrower or as
guarantor, to guarantee the loans of its subsidiaries:
Nordea Bank AB, London Branch (“Nordea”):
On July 25, 2024, the Company
drew down a $
167,263
loan agreement,
to refinance
the balance
of the
then
outstanding loans.
The loan
is repayable
in equal
quarterly instalments of $ 4,454
and a balloon instalment of $
64,827
payable on
July 25, 2030
.
Export-Import Bank of China:
On January 4,
2017, the Company drew
down $
57,240
under a secured
loan
agreement,
which
is
repayable
in
equal
quarterly
instalments
of
$
954
,
each,
until
its
maturity
on
January 4, 2032 .
DNB Bank
ASA or
DNB:
On June
26, 2023, the
Company entered into
a $
100,000
sustainability linked
loan agreement which was drawn on June 27, 2023, to refinance the outstanding balance of another loan
and
for
working
capital
purposes.
The
loan
is
repayable
in
equal
quarterly
instalments
of
$
3,846
until
December 27, 2029
. The loan is subject to a margin reset
and unless the parties agree on a new margin,
the loan will
be mandatorily repayable
on June 27,
2027. On
July 6, 2023,
the Company entered
into an
interest rate swap with DNB for a notional amount for the 30 % of the loan amount. Under the terms of the loan agreement,
the Company
and the
lender are
required to
agree on
a new
margin not
later than
120
days
prior
to
the
Margin
Reset
Date.
As
of
June
30,
2026,
a
new
margin
had
not
yet
been
agreed.
Accordingly,
the
outstanding
balance
of
the
loan
and
the
related
interest
rate
swap
liability
were
reclassified
from
non-current
liabilities
to
current
liabilities.
Under
the
interest
rate
swap,
the
Company
pays a fixed rate and receives floating under term
SOFR. The swap has a termination date on December
27, 2029, and a mandatory break on June 27, 2027, according to which the swap will be terminated if the
loan is prepaid. As of June 30,
2026 and December 31, 2025, the fair value of the
interest rate swap was
$ 109
and $
361
, respectively, and is
separately presented in current and non-current liabilities. For the six months
ended
June
30,
2026
and
2025,
the
Company
recognized
a
gain
of
$
252
and
a
loss
of
$
227 ,
respectively, from
the swap valuation separately presented as gain/(loss) on derivative instruments in the accompanying unaudited interim consolidated
statements
of income.
For the six
months ended June
30,
2026
and
2025,
swap
interest
expense,
amounting
to
$
51
and
nil
,
respectively
and
is
included
in
gain/(loss) on
derivative instruments,
net in
the accompanying
unaudited interim
consolidated statement
of income.
Danish Ship
Finance A/S
or Danish:
On April
12,
2023, the
Company signed
a term
loan facility
with
Danish,
for
$
100,000
to
refinance
the
outstanding
balance
of
loans
with
other
banks
and
for
working
capital purposes.
On April
18 and
19, 2023,
the Company
drew down
$
100,000
which was
repayable in
equal
quarterly
instalments
of
$
3,301
each
and
a
balloon
of
$
33,972
payable
together
with
the
last
instalment on
April 19,
2028. On October
18, 2024,
the Company refinanced
the outstanding balance
of
this
loan
with a
loan which
is repayable
in
equal quarterly
instalments of
$
2,533
each
and
a balloon
of
$ 14,323
payable together with the last instalment on
April 18, 2031 .
National Bank of
Greece S.A. (“NBG”):
On September 29,
2025, the Company entered
into a $
55,000
loan agreement.
The loan
proceeds were
drawn on
the same
date and
deposited in
a pledged
account
with the bank to reduce the margin. As of June 30, 2026 and December 31,
2025, the amount of $
51,250
and
$
53,750
,
respectively,
is
presented
separately
as
restricted
cash,
current
in
the
accompanying
consolidated balance
sheets. The
Company may
withdraw any
part or
all of
the funds
from the
pledged
account at the end of the loan’s
fixed interest period, provided no event of default has occurred. The loan is
repayable
in
equal
quarterly
instalments
of
$
1,250
and
a
balloon
instalment
of
$
25,000
payable
on
September 29, 2031
.
As
of
June
30,
2026
and
December
31,
2025,
the
Company
was
in
compliance
with
all
of
its
loan
covenants.
As of
June 30,
2026, the
maturities of
the Company’s
bond and
debt facilities
throughout their
term, are
shown
in
the
table
below.
The
amounts
do
not
include
related
debt
issuance
costs
and
have
been
adjusted to
reflect the
reclassification within
current liabilities
of $
38,462
resulting from
the margin
reset
of the loan agreement with DNB discussed above.
Period Principal Repayment
Year 1 $ 90,611
Year 2 36,764
Year 3 36,764
Year 4 211,765
Year 5 98,099
Year 6 and
thereafter
29,113
Total $ 503,116